Income Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Net operating loss carryforward	$ 5,780,000	$ 3,770,000
Amortization	(103,000)	(44,000)
Less: Valuation Allowance	(5,677,000)	(3,726,000)
Net deferred tax assets	$ 0	$ 0